Shares (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of common shares
Issued and outstanding:

	Common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2016	30,518,907	(2,213,247)	28,305,660
Issued upon exercise of stock options	176,800	—	176,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(758,271)	(758,271)
Settlement of certain equity classified stock-based compensation	—	353,592	353,592
Retired through share purchase program	(2,625,557)	—	(2,625,557)
Issued and outstanding at December 31, 2017	28,070,150	(2,617,926)	25,452,224
Issued upon exercise of stock options	297,940	—	297,940
Issued upon conversion of convertible debentures	2,211	—	2,211
Purchase of treasury shares for settlement of certain equity classified stock-based compensation	—	(660,620)	(660,620)
Settlement of certain equity classified stock-based compensation	—	1,193,935	1,193,935
Retired through share purchase program	(1,281,485)	—	(1,281,485)
Issued and outstanding at December 31, 2018	27,088,816	(2,084,611)	25,004,205

Schedule of net income per share

Year ended December 31,	2018	2017
Net income available to common shareholders	$15,286	$5,264
Interest from Convertible Debentures (after tax)	1,792	—
Diluted net income available to common shareholders	$17,078	$5,264

Weighted average number of common shares	24,991,517	26,697,066
Weighted average effect of dilutive securities
Dilutive effect of treasury shares	2,394,824	2,622,957
Dilutive effect of stock options	357,026	285,703
Dilutive effect of Convertible Debentures	3,684,424	—
Weighted average number of diluted common shares	31,427,791	29,605,726

Basic net income per share	$0.61	$0.20
Diluted net income per share	$0.54	$0.18